Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Directly and Indirectly Held Major Operating Subsidiaries
The following is a list of Manulife’s directly and indirectly held major operating subsidiaries.

As at December 31, 2021 (100% owned unless otherwise noted in brackets beside company name)	Equity Interest	Address	Description
The Manufacturers Life Insurance Company	$ 67,375	Toronto, Canada	Leading Canadian-based financial services company that offers a diverse range of financial protection products and wealth management services
Manulife Holdings (Alberta) Limited	$ 22,577	Calgary, Canada	Holding company
John Hancock Financial Corporation		Boston, Massachusetts, U.S.A.	Holding company
The Manufacturers Investment Corporation		Boston, Massachusetts, U.S.A.	Holding company
John Hancock Reassurance Company Ltd.		Boston, Massachusetts, U.S.A.	Captive insurance subsidiary that provides life, annuity and long-term care reinsurance to affiliates
As at December 31, 2021 (100% owned unless otherwise noted in brackets beside company name)	Equity Interest	Address	Description
John Hancock Life Insurance Company (U.S.A.)		Boston, Massachusetts, U.S.A.	U.S. life insurance company licensed in all states, except New York
John Hancock Subsidiaries LLC		Boston, Massachusetts, U.S.A.	Holding company
John Hancock Financial Network, Inc.		Boston, Massachusetts, U.S.A.	Financial services distribution organization
John Hancock Investment Management LLC		Boston, Massachusetts, U.S.A.	Investment advisor
John Hancock Investment Management Distributors LLC		Boston, Massachusetts, U.S.A.	Broker-dealer
Manulife Investment Management (US) LLC		Boston, Massachusetts, U.S.A.	Investment advisor
Manulife Investment Management Timberland and Agriculture Inc.		Boston, Massachusetts, U.S.A.	Manager of globally diversified timberland and agricultural portfolios
John Hancock Life Insurance Company of New York		New York, U.S.A.	U.S. life insurance company licensed in New York
John Hancock Variable Trust Advisers LLC		Boston, Massachusetts, U.S.A.	Investment advisor for open-end mutual funds
John Hancock Life & Health Insurance Company		Boston, Massachusetts, U.S.A.	U.S. life insurance company licensed in all states
John Hancock Distributors LLC		Boston, Massachusetts, U.S.A.	Broker-dealer
John Hancock Insurance Agency, Inc.		Boston, Massachusetts, U.S.A.	Insurance agency
Manulife Reinsurance Limited		Hamilton, Bermuda	Provides life and financial reinsurance to affiliates
Manulife Reinsurance (Bermuda) Limited		Hamilton, Bermuda	Provides life and annuity reinsurance to affiliates
Manulife Bank of Canada	$ 1,686	Waterloo, Canada	Provides integrated banking products and service options not available from an insurance company
Manulife Investment Management Holdings (Canada) Inc.	$ 1,236	Toronto, Canada	Holding company
Manulife Investment Management Limited		Toronto, Canada	Provides investment counseling, portfolio and mutual fund management in Canada
First North American Insurance Company	$ 8	Toronto, Canada	Property and casualty insurance company
Manulife Securities Investment Services Inc.	$ 77	Oakville, Canada	Mutual fund dealer for Canadian operations
Manulife Holdings (Bermuda) Limited	$ 23,978	Hamilton, Bermuda	Holding company
Manufacturers P&C Limited		St. Michael, Barbados	Provides property and casualty reinsurance
Manulife Financial Asia Limited		Hong Kong, China	Holding company
Manulife (Cambodia) PLC		Phnom Penh, Cambodia	Life insurance company
Manulife Myanmar Life Insurance Company Limited		Yangon, Myanmar	Life insurance company
Manufacturers Life Reinsurance Limited		St. Michael, Barbados	Provides life and annuity reinsurance to affiliates
Manulife (Vietnam) Limited		Ho Chi Minh City, Vietnam	Life insurance company
Manulife Investment Fund Management (Vietnam) Company Limited		Ho Chi Minh City, Vietnam	Fund management company
Manulife International Holdings Limited		Hong Kong, China	Holding company
Manulife (International) Limited		Hong Kong, China	Life insurance company
Manulife-Sinochem Life Insurance Co. Ltd. (51%)		Shanghai, China	Life insurance company
Manulife Investment Management International Holdings Limited		Hong Kong, China	Holding company
Manulife Investment Management (Hong Kong) Limited		Hong Kong, China	Investment management and advisory company marketing mutual funds
Manulife Investment Management (Taiwan) Co., Ltd.		Taipei, Taiwan (China)	Investment management company
Manulife Life Insurance Company (Japan)		Tokyo, Japan	Life insurance company

As at December 31, 2021 (100% owned unless otherwise noted in brackets beside company name)	Equity Interest	Address	Description
Manulife Investment Management (Japan) Limited		Tokyo, Japan	Investment management and advisory company and mutual fund business
Manulife Holdings Berhad (60.9%)		Kuala Lumpur, Malaysia	Holding company
Manulife Insurance Berhad (60.9%)		Kuala Lumpur, Malaysia	Life insurance company
Manulife Investment Management (Malaysia) Berhad (60.9%)		Kuala Lumpur, Malaysia	Asset management company
Manulife (Singapore) Pte. Ltd.		Singapore	Life insurance company
Manulife Investment Management (Singapore) Pte. Ltd.		Singapore	Asset management company
The Manufacturers Life Insurance Co. (Phils.), Inc.		Makati City, Philippines	Life insurance company
Manulife Chinabank Life Assurance Corporation (60%)		Makati City, Philippines	Life insurance company
PT Asuransi Jiwa Manulife Indonesia		Jakarta, Indonesia	Life insurance company
PT Manulife Aset Manajemen Indonesia		Jakarta, Indonesia	Investment management and investment advisor
Manulife Investment Management (Europe) Limited	$ 41	London, England	Investment management company for Manulife Financial’s international funds
Manulife Assurance Company of Canada	$ 69	Toronto, Canada	Life insurance company
EIS Services (Bermuda) Limited	$ 1,057	Hamilton, Bermuda	Investment holding company
Berkshire Insurance Services Inc.	$ 2,159	Toronto, Canada	Investment holding company
JH Investments (Delaware) LLC		Boston, Massachusetts, U.S.A.	Investment holding company
Manulife Securities Incorporated	$ 132	Oakville, Canada	Investment dealer
Manulife Investment Management (North America) Limited	$ 3	Toronto, Canada	Investment advisor